Schedule of Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 33,444	$ 33,522
ANGUILLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment		60
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	20,203	20,143
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	9,874	9,279
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 3,367	$ 4,040